Discontinued Operations (Details) - Schedule of consolidated statements of cash flows relating to discontinued operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities of discontinued operations:
Net Income (Loss)	$ 240,405	$ (12,875,461)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization	360,746	1,547,378
Amortization of financing costs and warrant features	2,187	842,174
Stock compensation		281,194
Amortization of operating lease right-of-use assets	19,007	63,253
Gain on forgiveness of PPP loans	(380,247)
Loss on extinguishment of debt		2,052,118
Amortization of original interest discount		100,511
Gain on sale of equipment	(548,723)	(130,748)
Change in fair value of warrant liability		2,127,656
Write-off of acquisition receivable		809,000
Changes in operating assets and liabilities:
Accounts receivable	10,698	(3,327,816)
Inventory	(161,286)	(2,125,032)
Prepaid expenses and other assets	49,222	(1,144,323)
Accounts payable and accrued expenses	118,980	368,128
Operating lease liability	(19,007)	(63,253)
Vendor deposits		(252,688)
Deferred tax asset		635,503
Customer deposits		14,427,180
Accrued expense long-term	137,438	454,209
Net cash provided by (used in) operating activities from discontinued operations	(170,580)	3,788,983
Cash flows from investing activities in discontinued operations:
Proceeds from sale of equipment	675,000	209,500
Purchase of equipment	(30,697)	(137,499)
Net cash provided by investing activities in discontinued operations	644,303	72,001
Cash flows from financing activities in discontinued operations:
Proceeds from initial public offering		8,602,166
Proceeds from note payable	380,385	1,612,297
Repayments of notes payable	(589,078)	(3,474,557)
Repayment of floor plan		(10,581)
Net borrowings from lines of credit		(1,339,430)
Financing fees		(219,110)
Repayment of financing lease		(721,151)
Net cash provided by (used in) financing activities in discontinued operations	$ (208,693)	$ 4,449,634